14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates

	2023	2022	2021

Net loss	$ (56,781)	$ (329,789)	$ (5,997)

Expected income tax recovery	$ (15,000)	$ (89,000)	$ (2,000)
Effect of foreign tax rate	(18,000)	(10,000)	(24,000)
Non-deductible items	(5,000)	(22,000)	4,000
Deductible items	-	(16,000)	-
True up of prior year amounts	(235,000)	-	-
Unrecognized benefit of non-capital losses	273,000	137,000	22,000

	$ -	$ -	$ -